REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of disaggregation of revenue	The following table reconciles the Group's revenue for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Natural gas	$557,167	$1,544,658	$818,726
NGLs	141,321	188,733	115,747
Oil	103,911	139,620	38,634
Total commodity revenue	$802,399	$1,873,011	$973,107
Midstream	30,565	32,798	31,988
Other(a)	35,299	13,540	2,466
Total revenue	$868,263	$1,919,349	$1,007,561
(a)Includes $28,360 in third party plugging revenue and $6,939 in other revenue. Refer to Note 3 for additional information.